JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.6%
Aerospace & Defense — 0.3%
V2X, Inc. *	61	2,859
Air Freight & Logistics — 0.5%
Forward Air Corp.	8	237
Hub Group, Inc., Class A	97	4,212
Radiant Logistics, Inc. *	120	650
		5,099
Automobile Components — 1.1%
Adient plc *	72	2,361
Goodyear Tire & Rubber Co. (The) *	241	3,316
Modine Manufacturing Co. *	40	3,765
Patrick Industries, Inc.	14	1,685
		11,127
Banks — 8.2%
Amalgamated Financial Corp.	40	963
Ameris Bancorp	51	2,448
Associated Banc-Corp.	30	641
Axos Financial, Inc. *	11	605
Banc of California, Inc.	214	3,256
Bancorp, Inc. (The) *	18	609
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	146	4,669
BankUnited, Inc.	26	734
Banner Corp.	29	1,370
Business First Bancshares, Inc.	46	1,028
Byline Bancorp, Inc.	15	323
Capitol Federal Financial, Inc.	42	251
Central Pacific Financial Corp.	18	360
CNB Financial Corp.	19	390
Coastal Financial Corp. *	31	1,212
ConnectOne Bancorp, Inc.	214	4,175
Customers Bancorp, Inc. *	84	4,452
Eastern Bankshares, Inc.	210	2,901
Enterprise Financial Services Corp.	45	1,812
Equity Bancshares, Inc., Class A	31	1,062
Financial Institutions, Inc.	3	62
First BanCorp (Puerto Rico)	204	3,581
First Bancshares, Inc. (The)	23	594
First Citizens BancShares, Inc., Class A	1	1,970
First Financial Corp.	22	860
First Merchants Corp.	62	2,162
First Mid Bancshares, Inc.	21	672
Flushing Financial Corp.	11	134
FNB Corp.	26	360
Glacier Bancorp, Inc.	17	673
Hancock Whitney Corp.	12	533
Hanmi Financial Corp.	11	170
Heartland Financial USA, Inc.	14	507

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Heritage Commerce Corp.	113	971
Home BancShares, Inc.	50	1,236
Hope Bancorp, Inc.	77	888
Live Oak Bancshares, Inc.	12	501
Macatawa Bank Corp.	8	80
Mercantile Bank Corp.	4	173
Mid Penn Bancorp, Inc.	5	91
MidWestOne Financial Group, Inc.	7	168
MVB Financial Corp.	2	46
National Bank Holdings Corp., Class A	12	415
OceanFirst Financial Corp.	159	2,603
OFG Bancorp (Puerto Rico)	89	3,286
Old National Bancorp	171	2,981
Old Second Bancorp, Inc.	102	1,409
Pathward Financial, Inc.	47	2,363
Pinnacle Financial Partners, Inc.	16	1,352
Popular, Inc. (Puerto Rico)	53	4,669
Preferred Bank	11	862
Premier Financial Corp.	10	209
QCR Holdings, Inc.	38	2,286
Seacoast Banking Corp. of Florida	11	289
South Plains Financial, Inc.	3	68
Southside Bancshares, Inc.	11	319
SouthState Corp.	11	962
Texas Capital Bancshares, Inc. *	9	574
Towne Bank	24	683
TriCo Bancshares	33	1,208
UMB Financial Corp.	4	369
United Bankshares, Inc.	20	719
Unity Bancorp, Inc.	3	82
Veritex Holdings, Inc.	32	649
WesBanco, Inc.	20	594
Wintrust Financial Corp.	37	3,823
WSFS Financial Corp.	12	540
		83,007
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	2	1,676
Primo Water Corp.	115	2,102
Vita Coco Co., Inc. (The) *	130	3,164
		6,942
Biotechnology — 8.2%
ACADIA Pharmaceuticals, Inc. *	106	1,952
ACELYRIN, Inc. * (a)	185	1,247
Akero Therapeutics, Inc. *	102	2,582
Alkermes plc *	44	1,181
Allogene Therapeutics, Inc. * (a)	178	797

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Amicus Therapeutics, Inc. *	323	3,811
Annexon, Inc. *	355	2,545
Arcutis Biotherapeutics, Inc. * (a)	369	3,660
Arrowhead Pharmaceuticals, Inc. *	34	973
Atara Biotherapeutics, Inc. * (a)	496	344
Biohaven Ltd. *	5	265
Bluebird Bio, Inc. * (a)	11	14
Blueprint Medicines Corp. *	18	1,718
Bridgebio Pharma, Inc. *	19	587
Catalyst Pharmaceuticals, Inc. *	82	1,301
Crinetics Pharmaceuticals, Inc. *	55	2,553
Enanta Pharmaceuticals, Inc. *	38	665
Immunovant, Inc. *	62	2,000
Insmed, Inc. *	59	1,596
Intellia Therapeutics, Inc. *	34	948
Kura Oncology, Inc. *	141	3,014
Kyverna Therapeutics, Inc. * (a)	77	1,918
Madrigal Pharmaceuticals, Inc. *	13	3,448
MeiraGTx Holdings plc *	128	780
Mersana Therapeutics, Inc. *	475	2,127
Mural Oncology plc *	4	21
OmniAb Operations, Inc. ‡ *	7	—
Ovid therapeutics, Inc. *	586	1,787
Protagonist Therapeutics, Inc. *	56	1,622
Prothena Corp. plc (Ireland) *	39	969
PTC Therapeutics, Inc. *	33	963
Recursion Pharmaceuticals, Inc., Class A * (a)	317	3,164
Replimune Group, Inc. *	87	711
REVOLUTION Medicines, Inc. *	119	3,819
Sage Therapeutics, Inc. *	42	787
Sagimet Biosciences, Inc., Class A * (a)	433	2,344
Sana Biotechnology, Inc. *	1	9
SpringWorks Therapeutics, Inc. * (a)	79	3,891
Sutro Biopharma, Inc. *	9	53
Syndax Pharmaceuticals, Inc. *	102	2,426
Travere Therapeutics, Inc. *	123	949
Twist Bioscience Corp. * (a)	107	3,675
Tyra Biosciences, Inc. * (a)	145	2,385
Viking Therapeutics, Inc. * (a)	130	10,619
Xencor, Inc. *	28	618
Y-mAbs Therapeutics, Inc. * (a)	3	42
		82,880
Broadline Retail — 0.1%
Savers Value Village, Inc. * (a)	72	1,391
Building Products — 1.9%
Apogee Enterprises, Inc.	16	952

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — continued
Gibraltar Industries, Inc. *	16	1,309
Griffon Corp.	107	7,857
Quanex Building Products Corp.	27	1,028
Resideo Technologies, Inc. *	39	881
Simpson Manufacturing Co., Inc.	5	920
UFP Industries, Inc.	53	6,482
		19,429
Capital Markets — 2.0%
AssetMark Financial Holdings, Inc. *	36	1,262
Donnelley Financial Solutions, Inc. *	85	5,294
Open Lending Corp. *	200	1,251
Perella Weinberg Partners	117	1,654
Piper Sandler Cos.	11	2,303
StoneX Group, Inc. *	16	1,110
Victory Capital Holdings, Inc., Class A	139	5,884
Virtus Investment Partners, Inc.	6	1,500
		20,258
Chemicals — 1.3%
Arcadium Lithium plc (Jersey) * (a)	59	256
Avient Corp.	39	1,694
Cabot Corp.	37	3,433
Ecovyst, Inc. *	23	251
HB Fuller Co.	26	2,061
Ingevity Corp. *	13	639
Orion SA (Germany)	154	3,614
Tronox Holdings plc	70	1,205
		13,153
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	115	5,162
Brink's Co. (The)	26	2,388
MillerKnoll, Inc.	163	4,031
Tetra Tech, Inc.	26	4,772
		16,353
Communications Equipment — 0.2%
Aviat Networks, Inc. *	34	1,295
Extreme Networks, Inc. *	38	441
		1,736
Construction & Engineering — 3.9%
API Group Corp. *	164	6,435
Argan, Inc.	32	1,620
Comfort Systems USA, Inc.	38	12,005
Construction Partners, Inc., Class A *	32	1,815
IES Holdings, Inc. *	14	1,662
MYR Group, Inc. *	43	7,666

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — continued
Primoris Services Corp.	56	2,405
Sterling Infrastructure, Inc. *	52	5,682
		39,290
Construction Materials — 0.4%
Knife River Corp. *	21	1,687
Summit Materials, Inc., Class A *	55	2,449
		4,136
Consumer Finance — 0.4%
Enova International, Inc. *	26	1,612
FirstCash Holdings, Inc.	10	1,281
LendingClub Corp. *	100	881
		3,774
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	33	1,895
Chefs' Warehouse, Inc. (The) *	77	2,892
Sprouts Farmers Market, Inc. * (a)	50	3,234
United Natural Foods, Inc. *	20	235
		8,256
Containers & Packaging — 0.2%
Greif, Inc., Class A	10	699
O-I Glass, Inc. *	75	1,242
		1,941
Diversified Consumer Services — 0.9%
Adtalem Global Education, Inc. *	41	2,088
Duolingo, Inc. *	15	3,423
Perdoceo Education Corp.	87	1,525
Stride, Inc. * (a)	33	2,093
		9,129
Diversified REITs — 0.5%
American Assets Trust, Inc.	35	755
Armada Hoffler Properties, Inc.	18	190
Empire State Realty Trust, Inc., Class A	91	924
Essential Properties Realty Trust, Inc.	107	2,862
		4,731
Diversified Telecommunication Services — 0.3%
Iridium Communications, Inc.	16	430
Liberty Latin America Ltd., Class C (Puerto Rico) *	245	1,712
Ooma, Inc. *	146	1,243
		3,385
Electric Utilities — 0.8%
IDACORP, Inc.	22	2,029

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
MGE Energy, Inc.	25	1,947
Portland General Electric Co.	90	3,778
		7,754
Electrical Equipment — 1.5%
Atkore, Inc.	47	8,902
Bloom Energy Corp., Class A * (a)	36	404
Encore Wire Corp.	23	6,124
		15,430
Electronic Equipment, Instruments & Components — 1.3%
Benchmark Electronics, Inc.	58	1,743
Fabrinet (Thailand) *	28	5,319
Insight Enterprises, Inc. *	17	3,223
OSI Systems, Inc. *	10	1,351
ScanSource, Inc. *	26	1,162
		12,798
Energy Equipment & Services — 2.4%
ChampionX Corp.	77	2,779
Helmerich & Payne, Inc.	9	375
Liberty Energy, Inc.	197	4,082
Noble Corp. plc	68	3,300
Oceaneering International, Inc. *	107	2,495
Oil States International, Inc. *	102	629
Patterson-UTI Energy, Inc.	302	3,605
Select Water Solutions, Inc.	81	744
Valaris Ltd. *	27	2,054
Weatherford International plc *	34	3,942
		24,005
Entertainment — 0.1%
Lions Gate Entertainment Corp., Class A * (a)	111	1,105
Financial Services — 3.6%
Cannae Holdings, Inc. *	26	573
Enact Holdings, Inc.	54	1,679
Essent Group Ltd.	76	4,518
EVERTEC, Inc. (Puerto Rico)	36	1,430
Federal Agricultural Mortgage Corp., Class C	6	1,187
Flywire Corp. *	124	3,075
International Money Express, Inc. *	33	761
Jackson Financial, Inc., Class A	47	3,092
Merchants Bancorp	59	2,544
Mr. Cooper Group, Inc. *	43	3,366
NMI Holdings, Inc., Class A *	97	3,142
PennyMac Financial Services, Inc. (a)	34	3,100
Radian Group, Inc.	128	4,292

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Financial Services — continued
Remitly Global, Inc. *	67	1,397
Repay Holdings Corp. *	175	1,918
		36,074
Food Products — 1.1%
Cal-Maine Foods, Inc.	24	1,413
Dole plc	114	1,358
Fresh Del Monte Produce, Inc.	16	410
Freshpet, Inc. *	21	2,418
John B Sanfilippo & Son, Inc.	15	1,649
Simply Good Foods Co. (The) *	54	1,856
SunOpta, Inc. (Canada) * (a)	167	1,147
Vital Farms, Inc. *	41	944
		11,195
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	23	2,485
New Jersey Resources Corp.	33	1,402
Northwest Natural Holding Co.	25	928
ONE Gas, Inc. (a)	54	3,502
		8,317
Ground Transportation — 0.5%
ArcBest Corp.	33	4,701
Health Care Equipment & Supplies — 1.8%
Alphatec Holdings, Inc. *	88	1,221
AngioDynamics, Inc. *	132	777
AtriCure, Inc. * (a)	87	2,639
Atrion Corp.	8	3,564
Inmode Ltd. *	46	991
Inogen, Inc. *	337	2,718
Lantheus Holdings, Inc. * (a)	66	4,131
Omnicell, Inc. *	21	608
SI-BONE, Inc. *	56	919
Treace Medical Concepts, Inc. *	45	585
		18,153
Health Care Providers & Services — 2.1%
AMN Healthcare Services, Inc. *	13	824
Fulgent Genetics, Inc. * (a)	28	608
HealthEquity, Inc. *	61	4,996
National HealthCare Corp.	10	934
NeoGenomics, Inc. *	117	1,845
OPKO Health, Inc. * (a)	427	512
Option Care Health, Inc. *	111	3,721
Progyny, Inc. *	126	4,802

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Surgery Partners, Inc. *	21	629
Tenet Healthcare Corp. *	19	2,017
		20,888
Health Care REITs — 0.5%
CareTrust REIT, Inc.	34	839
Community Healthcare Trust, Inc.	42	1,107
Global Medical REIT, Inc.	18	154
Sabra Health Care REIT, Inc.	173	2,562
		4,662
Health Care Technology — 0.4%
Health Catalyst, Inc. *	320	2,412
OptimizeRx Corp. *	43	519
Veradigm, Inc. *	118	906
		3,837
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	80	1,307
DiamondRock Hospitality Co.	76	728
RLJ Lodging Trust	115	1,366
Ryman Hospitality Properties, Inc.	34	3,911
Xenia Hotels & Resorts, Inc.	97	1,462
		8,774
Hotels, Restaurants & Leisure — 2.3%
Accel Entertainment, Inc. *	106	1,248
Boyd Gaming Corp.	30	2,017
Cava Group, Inc. * (a)	25	1,763
Dave & Buster's Entertainment, Inc. *	50	3,135
Everi Holdings, Inc. *	126	1,266
Hilton Grand Vacations, Inc. *	61	2,897
Kura Sushi USA, Inc., Class A * (a)	10	1,135
Light & Wonder, Inc. *	53	5,366
Shake Shack, Inc., Class A *	7	725
Sweetgreen, Inc., Class A *	39	984
United Parks & Resorts, Inc. *	18	983
Wingstop, Inc.	4	1,591
		23,110
Household Durables — 2.3%
Century Communities, Inc.	16	1,581
Green Brick Partners, Inc. *	26	1,548
Installed Building Products, Inc.	4	1,012
KB Home	23	1,594
Landsea Homes Corp. *	87	1,257
M/I Homes, Inc. *	12	1,679
Meritage Homes Corp.	18	3,221
Sonos, Inc. *	206	3,925

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Household Durables — continued
Taylor Morrison Home Corp. *	78	4,838
Tri Pointe Homes, Inc. *	64	2,482
		23,137
Household Products — 0.1%
Central Garden & Pet Co., Class A *	15	561
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	21	445
Clearway Energy, Inc., Class C	78	1,793
Sunnova Energy International, Inc. * (a)	37	229
		2,467
Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	14	743
Innovative Industrial Properties, Inc. (a)	16	1,607
Plymouth Industrial REIT, Inc.	75	1,687
Terreno Realty Corp.	28	1,885
		5,922
Insurance — 0.7%
BRP Group, Inc., Class A *	11	335
Oscar Health, Inc., Class A *	155	2,303
Palomar Holdings, Inc. *	22	1,816
RLI Corp.	16	2,338
Skyward Specialty Insurance Group, Inc. *	9	342
		7,134
Interactive Media & Services — 0.6%
Cars.com, Inc. *	41	711
QuinStreet, Inc. *	66	1,163
Shutterstock, Inc.	32	1,477
Yelp, Inc. *	76	2,986
		6,337
IT Services — 0.9%
Couchbase, Inc. *	119	3,136
Information Services Group, Inc.	329	1,329
Perficient, Inc. *	19	1,070
Squarespace, Inc., Class A *	49	1,797
Unisys Corp. *	445	2,183
		9,515
Leisure Products — 0.3%
Acushnet Holdings Corp. (a)	47	3,120
JAKKS Pacific, Inc. *	14	331
		3,451
Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	13	42
Medpace Holdings, Inc. *	17	7,007

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — continued
OmniAb, Inc. * (a)	71	386
OmniAb, Inc. ‡ *	7	—
Quanterix Corp. *	25	579
		8,014
Machinery — 1.8%
Blue Bird Corp. *	39	1,470
Mueller Industries, Inc.	124	6,687
REV Group, Inc.	75	1,660
Terex Corp.	10	633
Titan International, Inc. *	142	1,769
Watts Water Technologies, Inc., Class A	28	5,990
		18,209
Marine Transportation — 0.4%
Eagle Bulk Shipping, Inc.	9	530
Matson, Inc.	25	2,806
Safe Bulkers, Inc. (Greece)	99	491
		3,827
Media — 0.5%
Gray Television, Inc.	123	777
Integral Ad Science Holding Corp. *	54	538
John Wiley & Sons, Inc., Class A	29	1,098
Magnite, Inc. * (a)	130	1,395
Thryv Holdings, Inc. *	59	1,322
		5,130
Metals & Mining — 2.0%
Alpha Metallurgical Resources, Inc. (a)	14	4,491
Arch Resources, Inc.	12	1,885
ATI, Inc. * (a)	12	632
Commercial Metals Co.	108	6,330
Constellium SE *	87	1,931
Hecla Mining Co.	278	1,335
Olympic Steel, Inc.	5	373
Radius Recycling, Inc.	8	178
Ryerson Holding Corp.	19	629
SunCoke Energy, Inc.	31	351
Warrior Met Coal, Inc.	27	1,646
		19,781
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Brightspire Capital, Inc.	245	1,686
KKR Real Estate Finance Trust, Inc.	20	202
Ladder Capital Corp.	250	2,788
MFA Financial, Inc.	80	919

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — continued
Redwood Trust, Inc.	47	297
TPG RE Finance Trust, Inc.	25	190
		6,082
Multi-Utilities — 0.4%
Northwestern Energy Group, Inc.	19	939
Unitil Corp.	67	3,517
		4,456
Office REITs — 0.6%
City Office REIT, Inc.	42	217
COPT Defense Properties	134	3,233
Easterly Government Properties, Inc.	31	364
Piedmont Office Realty Trust, Inc., Class A	44	311
SL Green Realty Corp. (a)	43	2,366
		6,491
Oil, Gas & Consumable Fuels — 4.0%
California Resources Corp.	23	1,273
Chord Energy Corp.	26	4,700
Civitas Resources, Inc. (a)	14	1,082
CNX Resources Corp. *	37	869
CONSOL Energy, Inc.	5	395
CVR Energy, Inc. (a)	30	1,088
Delek US Holdings, Inc.	51	1,575
Dorian LPG Ltd.	32	1,233
Equitrans Midstream Corp.	57	714
Green Plains, Inc. *	21	495
Gulfport Energy Corp. *	4	592
Magnolia Oil & Gas Corp., Class A (a)	33	854
Matador Resources Co.	86	5,762
Murphy Oil Corp.	90	4,102
Ovintiv, Inc.	61	3,160
PBF Energy, Inc., Class A	35	2,034
Peabody Energy Corp. (a)	14	328
REX American Resources Corp. *	7	388
SM Energy Co.	141	7,023
Teekay Tankers Ltd., Class A (Canada)	31	1,797
Uranium Energy Corp. *	198	1,339
		40,803
Passenger Airlines — 0.5%
Blade Air Mobility, Inc. * (a)	213	606
JetBlue Airways Corp. *	56	412
Joby Aviation, Inc. * (a)	65	350
SkyWest, Inc. *	57	3,970
		5,338
Personal Care Products — 1.7%
BellRing Brands, Inc. *	70	4,148

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Personal Care Products — continued
Edgewell Personal Care Co.	10	368
elf Beauty, Inc. *	38	7,541
Oddity Tech Ltd., Class A (Israel) * (a)	96	4,153
USANA Health Sciences, Inc. *	9	449
		16,659
Pharmaceuticals — 1.4%
Amylyx Pharmaceuticals, Inc. *	139	395
ANI Pharmaceuticals, Inc. *	11	794
Axsome Therapeutics, Inc. * (a)	58	4,642
Esperion Therapeutics, Inc. * (a)	602	1,614
Longboard Pharmaceuticals, Inc. *	192	4,148
Prestige Consumer Healthcare, Inc. *	13	945
Ventyx Biosciences, Inc. * (a)	339	1,863
		14,401
Professional Services — 2.6%
ASGN, Inc. *	29	2,988
Barrett Business Services, Inc.	14	1,817
CACI International, Inc., Class A *	11	4,050
CBIZ, Inc. *	47	3,688
Huron Consulting Group, Inc. *	29	2,834
KBR, Inc.	44	2,805
Kforce, Inc. (a)	28	1,959
TriNet Group, Inc.	48	6,376
TrueBlue, Inc. *	16	200
		26,717
Real Estate Management & Development — 0.4%
Anywhere Real Estate, Inc. *	61	380
Cushman & Wakefield plc *	154	1,610
Forestar Group, Inc. *	34	1,370
Opendoor Technologies, Inc. *	333	1,008
		4,368
Residential REITs — 0.2%
Independence Realty Trust, Inc.	83	1,337
UMH Properties, Inc.	41	667
Veris Residential, Inc.	28	421
		2,425
Retail REITs — 1.1%
Agree Realty Corp.	24	1,373
InvenTrust Properties Corp.	55	1,416
Kimco Realty Corp.	17	328
Kite Realty Group Trust	89	1,924
Macerich Co. (The)	112	1,929
Phillips Edison & Co., Inc.	42	1,523

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Retail REITs — continued
Retail Opportunity Investments Corp.	136	1,740
SITE Centers Corp.	65	960
		11,193
Semiconductors & Semiconductor Equipment — 3.3%
ACM Research, Inc., Class A *	120	3,501
Axcelis Technologies, Inc. *	7	758
Cirrus Logic, Inc. *	10	948
Impinj, Inc. * (a)	40	5,153
MACOM Technology Solutions Holdings, Inc. *	17	1,635
MaxLinear, Inc. *	173	3,224
Onto Innovation, Inc. *	11	1,924
Rambus, Inc. *	83	5,107
Semtech Corp. *	94	2,587
SMART Global Holdings, Inc. *	84	2,210
Ultra Clean Holdings, Inc. *	40	1,866
Veeco Instruments, Inc. *	117	4,105
		33,018
Software — 5.8%
Asana, Inc., Class A * (a)	100	1,553
AvePoint, Inc. * (a)	485	3,845
BlackLine, Inc. *	36	2,322
Box, Inc., Class A *	156	4,428
Braze, Inc., Class A *	39	1,731
C3.ai, Inc., Class A * (a)	19	526
CommVault Systems, Inc. *	41	4,161
Domo, Inc., Class B *	186	1,655
Envestnet, Inc. *	38	2,188
LiveRamp Holdings, Inc. *	122	4,190
MicroStrategy, Inc., Class A *	8	13,911
Q2 Holdings, Inc. *	27	1,432
Qualys, Inc. *	22	3,743
Rapid7, Inc. *	57	2,793
Riot Platforms, Inc. * (a)	144	1,757
Sprout Social, Inc., Class A * (a)	23	1,356
SPS Commerce, Inc. *	7	1,345
Workiva, Inc. *	40	3,359
Xperi, Inc. *	137	1,650
Zuora, Inc., Class A *	62	566
		58,511
Specialized REITs — 0.3%
PotlatchDeltic Corp.	58	2,732
Uniti Group, Inc.	89	525
		3,257
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A *	39	4,816

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Academy Sports & Outdoors, Inc.	30	2,037
Asbury Automotive Group, Inc. *	17	3,960
Beyond, Inc. *	19	694
Boot Barn Holdings, Inc. * (a)	22	2,058
Buckle, Inc. (The)	36	1,456
Caleres, Inc.	14	590
Carvana Co. * (a)	24	2,147
EVgo, Inc. * (a)	102	256
Group 1 Automotive, Inc.	10	2,951
Haverty Furniture Cos., Inc.	11	378
ODP Corp. (The) *	30	1,564
Signet Jewelers Ltd.	36	3,644
Urban Outfitters, Inc. *	65	2,814
Valvoline, Inc. *	48	2,134
		31,499
Technology Hardware, Storage & Peripherals — 2.0%
Super Micro Computer, Inc. *	20	20,391
Turtle Beach Corp. *	6	105
		20,496
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. *	25	3,610
G-III Apparel Group Ltd. *	27	797
Steven Madden Ltd.	54	2,266
		6,673
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies, Inc.	3	666
Beacon Roofing Supply, Inc. *	38	3,758
BlueLinx Holdings, Inc. *	9	1,134
Boise Cascade Co.	19	2,867
DNOW, Inc. *	238	3,621
GMS, Inc. *	39	3,791
Herc Holdings, Inc.	17	2,820
Hudson Technologies, Inc. *	13	137
Rush Enterprises, Inc., Class A (a)	89	4,779
Titan Machinery, Inc. *	28	702
WESCO International, Inc.	23	3,964
		28,239
Water Utilities — 0.2%
American States Water Co.	27	1,912

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	41	357
Telephone and Data Systems, Inc.	16	267
		624
Total Common Stocks (Cost $748,470)		976,326
Short-Term Investments — 6.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $11,145)	11,142	11,146
Investment of Cash Collateral from Securities Loaned — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	44,583	44,583
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	5,406	5,406
Total Investment of Cash Collateral from Securities Loaned (Cost $50,002)		49,989
Total Short-Term Investments (Cost $61,147)		61,135
Total Investments — 102.7% (Cost $809,617)		1,037,461
Liabilities in Excess of Other Assets — (2.7)%		(26,818)
NET ASSETS — 100.0%		1,010,643

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
REIT	Real Estate Investment Trust

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $48,815.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	315	06/21/2024	USD	33,796	415

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$2,859	$—	$—	$2,859
Air Freight & Logistics	5,099	—	—	5,099
Automobile Components	11,127	—	—	11,127
Banks	83,007	—	—	83,007
Beverages	6,942	—	—	6,942
Biotechnology	82,880	—	— (a)	82,880
Broadline Retail	1,391	—	—	1,391
Building Products	19,429	—	—	19,429

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Capital Markets	$20,258	$—	$—	$20,258
Chemicals	13,153	—	—	13,153
Commercial Services & Supplies	16,353	—	—	16,353
Communications Equipment	1,736	—	—	1,736
Construction & Engineering	39,290	—	—	39,290
Construction Materials	4,136	—	—	4,136
Consumer Finance	3,774	—	—	3,774
Consumer Staples Distribution & Retail	8,256	—	—	8,256
Containers & Packaging	1,941	—	—	1,941
Diversified Consumer Services	9,129	—	—	9,129
Diversified REITs	4,731	—	—	4,731
Diversified Telecommunication Services	3,385	—	—	3,385
Electric Utilities	7,754	—	—	7,754
Electrical Equipment	15,430	—	—	15,430
Electronic Equipment, Instruments & Components	12,798	—	—	12,798
Energy Equipment & Services	24,005	—	—	24,005
Entertainment	1,105	—	—	1,105
Financial Services	36,074	—	—	36,074
Food Products	11,195	—	—	11,195
Gas Utilities	8,317	—	—	8,317
Ground Transportation	4,701	—	—	4,701
Health Care Equipment & Supplies	18,153	—	—	18,153
Health Care Providers & Services	20,888	—	—	20,888
Health Care REITs	4,662	—	—	4,662
Health Care Technology	3,837	—	—	3,837
Hotel & Resort REITs	8,774	—	—	8,774
Hotels, Restaurants & Leisure	23,110	—	—	23,110
Household Durables	23,137	—	—	23,137
Household Products	561	—	—	561
Independent Power and Renewable Electricity Producers	2,467	—	—	2,467
Industrial REITs	5,922	—	—	5,922
Insurance	7,134	—	—	7,134
Interactive Media & Services	6,337	—	—	6,337
IT Services	9,515	—	—	9,515
Leisure Products	3,451	—	—	3,451
Life Sciences Tools & Services	8,014	—	— (a)	8,014
Machinery	18,209	—	—	18,209
Marine Transportation	3,827	—	—	3,827
Media	5,130	—	—	5,130
Metals & Mining	19,781	—	—	19,781
Mortgage Real Estate Investment Trusts (REITs)	6,082	—	—	6,082
Multi-Utilities	4,456	—	—	4,456
Office REITs	6,491	—	—	6,491
Oil, Gas & Consumable Fuels	40,803	—	—	40,803
Passenger Airlines	5,338	—	—	5,338
Personal Care Products	16,659	—	—	16,659
Pharmaceuticals	14,401	—	—	14,401

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Professional Services	$26,717	$—	$—	$26,717
Real Estate Management & Development	4,368	—	—	4,368
Residential REITs	2,425	—	—	2,425
Retail REITs	11,193	—	—	11,193
Semiconductors & Semiconductor Equipment	33,018	—	—	33,018
Software	58,511	—	—	58,511
Specialized REITs	3,257	—	—	3,257
Specialty Retail	31,499	—	—	31,499
Technology Hardware, Storage & Peripherals	20,496	—	—	20,496
Textiles, Apparel & Luxury Goods	6,673	—	—	6,673
Trading Companies & Distributors	28,239	—	—	28,239
Water Utilities	1,912	—	—	1,912
Wireless Telecommunication Services	624	—	—	624
Total Common Stocks	976,326	—	— (a)	976,326
Short-Term Investments
Investment Companies	11,146	—	—	11,146
Investment of Cash Collateral from Securities Loaned	49,989	—	—	49,989
Total Short-Term Investments	61,135	—	—	61,135
Total Investments in Securities	$1,037,461	$—	$— (a)	$1,037,461
Appreciation in Other Financial Instruments
Futures Contracts	$415	$—	$—	$415

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$14,703	$203,243	$206,809	$8	$1	$11,146	11,142	$778	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	26,588	193,000	175,000	8	(13)	44,583	44,583	2,077	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	6,219	115,915	116,728	—	—	5,406	5,406	283	—
Total	$47,510	$512,158	$498,537	$16	$(12)	$61,135		$3,138	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.